Inventories - Disclosure of amounts due from customers for contract work (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€ 826	€ 696
Less: Progress billings	662	552
Construction contracts, net asset/(liability)	164	144
Construction contract assets	275	198
Construction contract liabilities	€ 111	€ 54